6. EQUIPMENT (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
PropertyPlant and Equipment
Cost	$ 1,008,864	$ 1,049,627
Accumulated Depreciation	771,926	760,684
Net Book Value	236,938	288,943
Office equipment [Member]
PropertyPlant and Equipment
Cost	87,359	92,057
Accumulated Depreciation	64,536	64,123
Net Book Value	22,823	27,934
Computer equipment [Member]
PropertyPlant and Equipment
Cost	448,783	459,426
Accumulated Depreciation	356,153	349,636
Net Book Value	92,630	109,790
Field equipment [Member]
PropertyPlant and Equipment
Cost	238,764	251,604
Accumulated Depreciation	153,357	144,786
Net Book Value	85,407	106,818
Buildings [Member]
PropertyPlant and Equipment
Cost	233,958	246,540
Accumulated Depreciation	197,880	202,139
Net Book Value	$ 36,078	$ 44,401